UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.5% (91.2% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 131.5% (79.2% of Total Investments) (4)

	Aerospace & Defense – 3.2% (1.9% of Total Investments)

$3,084	Sequa Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	B–	$3,120,648
1,062	Sequa Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC	1,081,777
1,680	Transdigm, Inc., Extend Term Loan F	3.993%	6/07/23	Ba2	1,679,151
5,826	Total Aerospace & Defense				5,881,576

	Air Freight & Logistics – 1.4% (0.8% of Total Investments)

886	Americold Realty Operating Partnership, Term Loan B, (DD1)	4.750%	12/01/22	BB	897,051
883	PAE Holding Corporation, Term Loan B, (DD1)	6.500%	10/20/22	B+	889,469
722	XPO Logistics, Inc., Refinanced Term Loan	3.405%	11/01/21	Ba1	727,368
2,491	Total Air Freight & Logistics				2,513,888

	Airlines – 2.3% (1.4% of Total Investments)

970	American Airlines, Inc., Replacement Term Loan	2.993%	6/27/20	BB+	971,917
1,467	American Airlines, Inc., Term Loan B	3.494%	12/14/23	BB+	1,471,144
1,715	American Airlines, Inc., Term Loan B, First Lien	3.490%	10/08/21	BB+	1,720,467
4,152	Total Airlines				4,163,528

	Automobiles – 1.9% (1.1% of Total Investments)

2,938	Formula One Group, Term Loan B	4.568%	2/01/24	B	2,945,546
525	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	530,250
3,463	Total Automobiles				3,475,796

	Building Products – 0.5% (0.3% of Total Investments)

998	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.243%	11/15/23	BB–	1,006,021

	Capital Markets – 0.7% (0.4% of Total Investments)

500	Helix Generation, Term Loan B, (WI/DD)	TBD	TBD	BB	506,375
750	RPI Finance Trust, Term Loan B6	3.153%	3/16/23	Baa2	753,867
1,250	Total Capital Markets				1,260,242

	Chemicals – 1.4% (0.8% of Total Investments)

206	Ineos US Finance LLC, New 2022 Dollar Term Loan	3.743%	3/31/22	Ba2	207,624
230	Ineos US Finance LLC, New 2024 Dollar Term Loan	3.743%	4/01/24	Ba2	231,635
399	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	402,730
743	OM Group, Inc., Term Loan B, First Lien	6.147%	2/21/24	B	753,638
985	Univar, Inc., Term Loan B	3.743%	7/01/22	BB–	988,971
2,563	Total Chemicals				2,584,598

	Commercial Services & Supplies – 4.5% (2.7% of Total Investments)

189	Acosta, Inc., Term Loan B	4.250%	9/26/21	B	176,163
499	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.147%	10/19/23	B2	503,946
1,804	iQor US, Inc., Term Loan, First Lien	6.148%	4/01/21	B	1,785,857
167	iQor US, Inc., Term Loan, Second Lien	9.898%	4/01/22	CCC+	151,667
990	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	1,002,524
1,493	Monitronics International, Inc., Term Loan B2, First Lien	6.647%	9/30/22	B2	1,517,220
1,194	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	BB–	1,207,546
1,053	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	5.750%	4/28/21	B–	989,542
988	Universal Services of America, Initial Term Loan, First Lien	4.790%	7/28/22	B+	991,049
8,377	Total Commercial Services & Supplies				8,325,514

NUVEEN	1

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment – 3.6% (2.2% of Total Investments)

$729	Avaya, Inc., DIP Term Loan	8.500%	1/24/18	Baa3	$750,344
2,024	Avaya, Inc., Term Loan B3, (5)	6.460%	10/26/17	N/R	1,697,257
326	Avaya, Inc., Term Loan B6, (5)	6.667%	3/31/18	N/R	272,648
946	Avaya, Inc., Term Loan B7, (5), (DD1)	6.460%	5/29/20	N/R	792,154
794	Colorado Buyer, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	800,864
365	Colorado Buyer, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	B3	366,406
950	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.493%	12/29/22	Baa3	957,597
966	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	965,719
7,100	Total Communications Equipment				6,602,989

	Consumer Finance – 2.9% (1.8% of Total Investments)

5,363	First Data Corporation, Term Loan B	3.491%	4/21/24	BB	5,372,349

	Containers & Packaging – 1.4% (0.8% of Total Investments)

812	Berry Plastics Holding Corporation, Term Loan I	3.507%	10/01/22	BB	818,168
1,661	Reynolds Group Holdings, Inc., Term Loan, First Lien, (DD1)	3.993%	2/05/23	B+	1,670,839
2,473	Total Containers & Packaging				2,489,007

	Diversified Consumer Services – 1.7% (1.0% of Total Investments)

1,857	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	B+	1,789,562
598	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	B+	555,088
750	Laureate Education, Inc., New Term Loan, (WI/DD)	TBD	TBD	B	750,938
3,205	Total Diversified Consumer Services				3,095,588

	Diversified Financial Services – 2.5% (1.5% of Total Investments)

406	Freedom Mortgage Corporation, Initial Term Loan	6.862%	2/23/22	BB–	413,105
1,995	Veritas US, Inc., Initial Dollar Term Loan B1	6.772%	1/27/23	B+	1,987,731
2,258	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	2,275,834
4,659	Total Diversified Financial Services				4,676,670

	Diversified Telecommunication Services – 5.6% (3.4% of Total Investments)

498	DTI Holdings, Inc., Term Loan B, First Lien	6.421%	10/02/23	B	490,348
1,808	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.750%	3/31/21	BB	1,753,885
1,995	Greeneden U.S. Holdings II LLC, Term Loan B	5.158%	12/01/23	B2	2,013,089
4,044	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.887%	6/30/19	B1	4,002,607
2,000	Ziggo B.V., Term Loan E	3.494%	4/15/25	BB–	2,003,214
10,345	Total Diversified Telecommunication Services				10,263,143

	Electric Utilities – 2.8% (1.7% of Total Investments)

467	EFS Cogen Holdings LLC, Term Loan B	4.650%	6/28/23	BB	471,279
2,620	Energy Future Intermediate Holding Company, DIP Term Loan	4.304%	6/30/17	BB	2,637,291
1,625	Vistra Operations Co., Term Loan B	3.753%	8/04/23	BB+	1,622,978
371	Vistra Operations Co., Term Loan C	3.743%	8/04/23	Ba2	371,081
5,083	Total Electric Utilities				5,102,629

	Electronic Equipment, Instruments & Components – 1.1% (0.7% of Total Investments)

1,006	SMART Modular Technologies, Inc., Term Loan	9.250%	8/26/19	B	980,715
1,050	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,069,191
2,056	Total Electronic Equipment, Instruments & Components				2,049,906

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

1,160	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (5)	8.000%	3/31/21	CCC–	878,948

	Equity Real Estate Investment Trusts – 2.9% (1.8% of Total Investments)

2,399	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB–	2,404,369
3,257	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B3	2,943,068
5,656	Total Equity Real Estate Investment Trusts				5,347,437

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing – 7.2% (4.3% of Total Investments)

$7,801	Albertson’s LLC, Term Loan B4	3.993%	8/25/21	BB	$7,836,657
2,082	Albertson’s LLC, Term Loan B6	4.302%	6/22/23	BB	2,093,690
209	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.750%	2/03/24	B–	208,761
967	Del Monte Foods Company, Term Loan, First Lien	4.307%	2/18/21	CCC+	815,119
1,125	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	1,129,922
748	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	747,345
349	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	352,433
13,281	Total Food & Staples Retailing				13,183,927

	Food Products – 2.8% (1.7% of Total Investments)

1,718	Jacobs Douwe Egberts, Term Loan B, DD1	3.438%	7/02/22	BB	1,727,019
474	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.500%	3/03/21	BBB–	474,499
2,061	US Foods, Inc., New Term Loan B	3.743%	6/27/23	BB	2,081,504
860	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	844,574
5,113	Total Food Products				5,127,596

	Health Care Equipment & Supplies – 3.5% (2.1% of Total Investments)

708	Acelity, Term Loan B	4.397%	2/02/24	B1	709,802
388	Ardent Medical Services, Inc., Term Loan B, First Lien	6.647%	8/04/21	B1	390,643
785	ConvaTec, Inc., Term Loan B	3.493%	10/25/23	BB	796,347
925	Greatbatch, Inc., Term Loan B	4.500%	10/27/22	B	931,864
2,680	Onex Carestream Finance LP, Term Loan, First Lien	5.147%	6/07/19	B+	2,664,289
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.647%	12/09/19	B–	959,877
6,459	Total Health Care Equipment & Supplies				6,452,822

	Health Care Providers & Services – 5.4% (3.2% of Total Investments)

542	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	BB–	541,082
1,085	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	BB–	1,079,724
1,496	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	1,512,733
1,691	Heartland Dental Care, Inc., Term Loan, First Lien	5.540%	12/21/18	B1	1,696,175
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	493,959
979	IASIS Healthcare LLC, Term Loan B	5.250%	2/16/21	Ba3	978,733
664	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	359,524
684	MultiPlan, Inc., Term Loan B	4.897%	6/07/23	B+	693,769
192	National Mentor Holdings, Inc., Term Loan B	4.397%	1/31/21	B+	192,414
204	Quorum Health Corp., Term Loan B	7.795%	4/29/22	B2	204,231
1,699	Select Medical Corporation, Tranche B, Term Loan	4.650%	3/06/24	Ba2	1,717,756
440	Vizient, Inc., New Term Loan B	4.545%	2/13/23	B+	439,926
10,176	Total Health Care Providers & Services				9,910,026

	Health Care Technology – 1.2% (0.7% of Total Investments)

678	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	686,449
1,500	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	1,506,027
2,178	Total Health Care Technology				2,192,476

	Hotels, Restaurants & Leisure – 5.4% (3.3% of Total Investments)

1,326	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	1,328,474
500	Caesars Entertainment Operating Company, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	497,292
1,746	CCM Merger, Inc., Term Loan B	4.243%	8/06/21	BB–	1,757,529
1,278	CityCenter Holdings LLC, Term Loan B	3.494%	4/07/24	BB–	1,281,980
983	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	BB–	985,959
2,320	Scientific Games Corporation, Initial Term Loan B3	4.994%	10/01/21	Ba3	2,356,622
1,735	Station Casino LLC, Term Loan B	3.500%	6/08/23	BB	1,739,318
9,888	Total Hotels, Restaurants & Leisure				9,947,174

	Household Products – 0.5% (0.3% of Total Investments)

995	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.493%	9/07/23	Ba3	998,665

	Independent Power & Renewable Electricity Producers – 0.5% (0.3% of Total Investments)

890	Dynegy, Inc., Tranche Term Loan C1	4.250%	2/07/24	BB	891,082

NUVEEN	3

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Industrial Conglomerates – 1.1% (0.7% of Total Investments)

$900	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.917%	11/26/20	B	$904,926
1,200	Foresight Energy LLC, Term Loan, First Lien	6.750%	3/16/22	B	1,166,626
2,100	Total Industrial Conglomerates				2,071,552

	Insurance – 1.3% (0.8% of Total Investments)

1,188	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	1,198,034
1,096	Hub International Holdings, Inc., Initial Term Loan, (DD1)	4.035%	10/02/20	B+	1,104,574
2,284	Total Insurance				2,302,608

	Internet and Direct Marketing Retail – 1.6% (0.9% of Total Investments)

2,869	Travelport LLC, Term C Loan	4.289%	9/02/21	B+	2,894,331

	Internet Software & Services – 2.8% (1.7% of Total Investments)

990	Ancestry.com Inc., Term Loan, First Lien	4.250%	10/19/23	B1	1,000,829
998	Rackspace Hosting, Inc., Term Loan B, First Lien	4.535%	11/03/23	BB+	1,005,708
1,289	Sabre, Inc., New Term Loan B	3.743%	2/16/24	Ba2	1,302,492
1,109	SkillSoft Corporation, Term Loan, Second Lien, (DD1)	9.250%	4/28/22	CCC	832,295
750	TierPoint LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	746,250
250	TierPoint LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	247,500
5,386	Total Internet Software & Services				5,135,074

	IT Services – 2.6% (1.6% of Total Investments)

654	Conduent, Inc., Term Loan B	4.986%	12/07/23	N/R	663,838
1,088	EIG Investors Corp., Term Loan, First Lien	6.532%	11/09/19	B+	1,096,336
712	Gartner, Inc., Term Loan A	2.993%	3/16/22	BB+	714,651
500	Gartner, Inc., Term Loan B	2.993%	4/05/24	BB+	503,438
1,000	Tempo Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	B1	1,002,500
744	WEX, Inc., Term Loan B	4.493%	6/30/23	BB–	753,414
4,698	Total IT Services				4,734,177

	Leisure Products – 1.7% (1.0% of Total Investments)

1,037	24 Hour Fitness Worldwide, Inc., Term Loan B	4.897%	5/28/21	Ba3	1,033,403
1,079	Academy, Ltd., Term Loan B	5.142%	7/01/22	B2	757,251
1,261	Equinox Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,272,497
3,377	Total Leisure Products				3,063,151

	Life Sciences Tools & Services – 0.5% (0.3% of Total Investments)

973	Patheon, Inc., New Term Loan, First Lien	4.406%	4/11/24	B	976,268

	Machinery – 1.1% (0.7% of Total Investments)

636	Gates Global LLC, Initial Dollar Term Loan B1	4.408%	4/01/24	B+	640,431
896	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	905,201
586	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.647%	11/27/20	B3	556,309
2,118	Total Machinery				2,101,941

	Marine – 0.4% (0.2% of Total Investments)

713	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B-	650,156

	Media – 10.4% (6.3% of Total Investments)

843	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	827,456
471	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	452,093
392	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	393,517
478	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	439,300
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	381,250
1,633	Clear Channel Communications, Inc., Term Loan E	8.493%	7/30/19	Caa1	1,401,942
2,562	Clear Channel Communications, Inc., Tranche D, Term Loan	7.743%	1/30/19	Caa1	2,200,159
2,821	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	Caa1	2,213,256
1,164	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.897%	6/17/20	BB–	1,172,921
965	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	856,963
446	Gray Television, Inc., Term Loan B2	3.483%	2/07/24	BB	450,824

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$729	IMG Worldwide, Inc., Term Loan, First Lien	4.250%	5/06/21	B+	$734,054
800	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	805,496
833	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	845,833
1,985	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	1,965,894
169	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	Ba3	170,072
1,740	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	BB+	1,754,233
1,000	Virgin Media Investment Holdings, Limited Term Loan I	3.744%	1/31/25	BB–	1,004,875
982	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.622%	8/14/20	B	985,668
20,513	Total Media				19,055,806

	Metals & Mining – 1.8% (1.1% of Total Investments)

1,349	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.647%	9/05/19	Caa1	1,318,873
900	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.647%	9/05/19	B–	886,633
297	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	299,544
835	Zekelman Industries, Term Loan B	4.906%	6/14/21	BB–	846,026
3,381	Total Metals & Mining				3,351,076

	Multiline Retail – 1.6% (0.9% of Total Investments)

750	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.897%	6/08/18	B+	757,500
861	Bass Pro Group LLC, Term Loan B, First Lien	4.239%	6/05/20	B+	860,117
901	Belk, Inc., Term Loan B, First Lien	5.905%	12/12/22	B	804,911
461	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	441,820
2,973	Total Multiline Retail				2,864,348

	Oil, Gas & Consumable Fuels – 3.0% (1.8% of Total Investments)

325	California Resources Corporation, Term Loan A, First Lien	3.781%	9/24/19	B1	316,041
393	Crestwood Holdings LLC, Term Loan B	9.042%	6/19/19	B–	391,900
86	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	47,256
786	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	772,676
508	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	403,706
1,463	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,331,081
1,641	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	1,061,307
620	Peabody Energy Corporation, Term Loan B	5.500%	3/31/22	Ba3	623,143
910	Seadrill Partners LLC, Initial Term Loan	4.147%	2/21/21	CCC+	614,048
17	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	15,379
6,749	Total Oil, Gas & Consumable Fuels				5,576,537

	Pharmaceuticals – 2.9% (1.8% of Total Investments)

759	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	515,893
2,000	Grifols, Inc., Term Loan B	3.195%	1/31/25	BB	2,008,754
2,745	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.328%	8/18/22	Ba3	2,763,361
100	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.740%	4/01/22	BB–	100,630
5,604	Total Pharmaceuticals				5,388,638

	Professional Services – 1.1% (0.6% of Total Investments)

955	Ceridian Corporation, Term Loan B2	4.501%	9/15/20	Ba3	953,476
1,000	Nielsen Finance LLC, Term Loan B4	2.990%	10/04/23	BBB–	1,005,417
1,955	Total Professional Services				1,958,893

	Real Estate Management & Development – 1.7% (1.0% of Total Investments)

1,131	Capital Automotive LP, Term Loan, First Lien	4.000%	3/21/24	Ba2	1,142,217
1,861	Capital Automotive LP, Term Loan, Second Lien	7.000%	3/21/25	B3	1,895,767
2,992	Total Real Estate Management & Development				3,037,984

	Road & Rail – 0.5% (0.3% of Total Investments)

988	Quality Distribution, Term Loan, First Lien	5.897%	8/18/22	B2	955,406

	Semiconductors & Semiconductor Equipment – 2.0% (1.2% of Total Investments)

708	Lumileds, Term Loan, First Lien	5.500%	3/17/24	Ba3	717,187
993	Micron Tech Term Loan B	3.500%	4/26/22	Baa2	1,000,335

NUVEEN	5

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment (continued)

$737	Microsemi Corporation, Term Loan B	3.241%	1/17/23	BB	$741,502
1,135	On Semiconductor Corp., New Term Loan B	3.243%	3/31/23	Ba1	1,142,178
3,573	Total Semiconductors & Semiconductor Equipment				3,601,202

	Software – 12.4% (7.5% of Total Investments)

927	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	930,804
1,962	BMC Software, Inc., Initial Term Loan B1, (DD1)	5.000%	9/10/22	B+	1,974,319
622	Computer Sciences Government Services, Term Loan B, First Lien	3.493%	11/30/23	BB+	625,399
1,502	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	1,509,632
402	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	404,781
726	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	726,363
2,056	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	2,056,606
1,485	Informatica Corp.,Term Loan B, (DD1)	4.647%	8/05/22	B	1,482,072
998	Kronos Incorporated, Term Loan B, First Lien	5.034%	11/01/23	B	1,002,213
322	Micro Focus International PLC, New Term Loan, (WI/DD)	TBD	TBD	BB–	324,058
2,178	Micro Focus International PLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	2,188,442
1,261	Micro Focus International PLC, Term Loan B2	3.672%	11/19/21	BB–	1,267,719
1,447	Misys, New Term Loan, First Lien, (WI/DD)	TBD	TBD	B	1,439,744
868	Misys, New Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	859,505
748	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	754,593
571	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.243%	7/08/22	BB+	575,778
47	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.243%	7/08/22	BB+	47,816
2,858	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	2,892,871
46	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	45,965
746	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	750,048
968	Vertiv Co., New Term Loan B	5.030%	11/30/23	Ba3	975,233
22,740	Total Software				22,833,961

	Specialty Retail – 1.0% (0.6% of Total Investments)

745	Gardner Denver, Inc., Term Loan, (DD1)	4.559%	7/30/20	B	745,687
981	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	893,667
276	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.020%	3/11/22	BB–	254,880
2,002	Total Specialty Retail				1,894,234

	Technology Hardware, Storage & Peripherals – 7.1% (4.3% of Total Investments)

4,070	Dell International LLC, New Term Loan B	3.500%	9/07/23	BBB–	4,091,762
1,950	Dell International LLC, Term Loan A2, First Lien	3.250%	9/07/21	BBB–	1,954,875
500	Dell International LLC, Term Loan A3, First Lien	3.000%	12/31/18	BBB–	501,302
974	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	989,934
5,470	Western Digital, Inc., New Term Loan B, (DD1)	3.743%	4/29/23	BBB–	5,520,648
12,964	Total Technology Hardware, Storage & Peripherals				13,058,521

	Textiles, Apparel & Luxury Goods – 0.3% (0.2% of Total Investments)

1,171	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	542,443

	Trading Companies & Distributors – 2.3% (1.4% of Total Investments)

2,364	Avolon, Term Loan B2	3.743%	3/21/22	BBB–	2,402,422
1,167	HD Supply, Inc., Term Loan B	3.897%	8/13/21	BB	1,176,142
605	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	606,496
4,136	Total Trading Companies & Distributors				4,185,060

	Transportation Infrastructure – 0.6% (0.4% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.672%	3/19/21	B–	57,695
380	Ceva Group PLC, Dutch B.V., Term Loan	6.672%	3/19/21	B–	334,632
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B–	327,130
524	Ceva Group PLC, US Term Loan	6.672%	3/19/21	B–	461,562
1,341	Total Transportation Infrastructure				1,181,019

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services – 2.3% (1.4% of Total Investments)

$91	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	$91,274
3,000	Sprint Corporation, Term Loan, First Lien	3.500%	2/02/24	Ba2	3,005,937
782	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	719,928
434	Syniverse Technologies, Inc., Tranche B, Term Loan	4.147%	4/23/19	B	399,941
4,307	Total Wireless Telecommunication Services				4,217,080
$247,107	Total Variable Rate Senior Loan Interests (cost $242,123,143)				241,425,063

Shares	Description (1)				Value

	COMMON STOCKS – 1.0% (0.6% of Total Investments)

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

39,749	Cengage Learning Holdings II LP, (6)				$377,616

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

39,988	C&J Energy Services Inc., (6)				1,168,049
1,318	Vantage Drill International, (6), (7)				224,060
	Total Energy Equipment & Services				1,392,109

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

13,189	Millennium Health LLC, (6)				14,508

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

41	Energy and Exploration Partners, Inc., (6), (7)				14,350
18	Southcross Holdings Borrower LP, (6)				8,550
	Total Oil, Gas & Consumable Fuels				22,900
	Total Common Stocks (cost $4,304,224)				1,807,133

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 19.0% (11.4% of Total Investments)

	Commercial Services & Supplies – 1.1% (0.7% of Total Investments)

$2,050	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$2,052,562

	Communications Equipment – 0.2% (0.1% of Total Investments)

85	Avaya Inc., 144A	7.000%	4/01/19	N/R	71,187
2,085	Avaya Inc., 144A	10.500%	3/01/21	N/R	281,475
2,170	Total Communications Equipment				352,662

	Diversified Telecommunication Services – 3.4% (2.1% of Total Investments)

1,094	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CC	962,720
1,965	IntelSat Jackson Holdings	5.500%	8/01/23	Caa2	1,677,619
215	IntelSat Limited	6.750%	6/01/18	CC	195,650
1,930	IntelSat Limited	7.750%	6/01/21	Ca	1,116,988
2,100	IntelSat Limited	8.125%	6/01/23	Ca	1,197,000
1,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,160,000
8,304	Total Diversified Telecommunication Services				6,309,977

	Equity Real Estate Investment Trusts – 0.1% (0.1% of Total Investments)

300	Walter Investment Management Corporation	7.875%	12/15/21	Caa2	181,500

	Health Care Providers & Services – 1.3% (0.8% of Total Investments)

1,000	HCA Inc.	6.500%	2/15/20	BBB–	1,097,560
1,350	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,316,250
2,350	Total Health Care Providers & Services				2,413,810

NUVEEN	7

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Hotels, Restaurants & Leisure – 2.0% (1.2% of Total Investments)

$1,250	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	$1,338,275
2,150	Scientific Games International Inc.	10.000%	12/01/22	B–	2,328,988
3,400	Total Hotels, Restaurants & Leisure				3,667,263

	Media – 4.1% (2.4% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	103,395
1,400	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,463,000
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,048,750
3,585	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	2,957,625
3,997	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	1,159,014
1,000	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	760,000
11,082	Total Media				7,491,784

	Oil, Gas & Consumable Fuels – 1.7% (1.0% of Total Investments)

895	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	689,150
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	317,000
700	Denbury Resources Inc.	5.500%	5/01/22	CCC+	521,500
400	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	379,000
1,200	FTS International Inc., 144A	8.463%	6/15/20	B	1,212,000
3,595	Total Oil, Gas & Consumable Fuels				3,118,650

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

106	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	117,660

	Software – 1.5% (0.9% of Total Investments)

1,580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,606,670
450	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	449,721
725	Infor Us Inc., 144A	5.750%	8/15/20	BB	756,719
2,755	Total Software				2,813,110

	Technology Hardware, Storage & Peripherals – 0.9% (0.5% of Total Investments)

1,475	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	1,615,125

	Wireless Telecommunication Services – 2.6% (1.6% of Total Investments)

850	Sprint Communications Inc.	7.000%	8/15/20	B+	921,188
2,750	Sprint Corporation	7.875%	9/15/23	B+	3,086,875
250	Sprint Corporation	7.125%	6/15/24	B+	271,875
400	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	397,000
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,437
4,325	Total Wireless Telecommunication Services				4,757,375
$41,912	Total Corporate Bonds (cost $36,932,845)				34,891,478
	Total Long-Term Investments (cost $283,360,212)				278,123,674

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 14.6% (8.8% of Total Investments)

	REPURCHASE AGREEMENTS – 14.6% (8.8% of Total Investments)

$26,696	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $26,695,904, collateralized by $27,025,000 U.S. Treasury Notes, 1.875%, due 1/31/22, value $27,231,066	0.090%	5/01/17		$26,695,704
	Total Short-Term Investments (cost $26,695,704)				26,695,704
	Total Investments (cost $310,055,916) – 166.1%				304,819,378
	Borrowings – (39.2)% (8), (9)				(72,000,000)
	Term Preferred Shares, at Liquidation Preference – (19.1)% (10)				(35,000,000)
	Other Assets Less Liabilities – (7.8)% (11)				(14,271,166)
	Net Assets Applicable to Common Shares – 100%				$183,548,212

8	NUVEEN

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$17,500,000	Receive	1-Month USD-LIBOR-ICE	1.659%		Monthly	9/15/18		$(72,077)
Morgan Stanley Capital Services, LLC	35,000,000	Pay	1-Month USD-LIBOR-ICE	1.500	(12)	Monthly	11/01/20	(13)	(110,737)
	$52,500,000								$(182,814)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$241,425,063	$—	$241,425,063
Common Stocks	1,568,723	238,410	—	1,807,133
Corporate Bonds	—	34,891,478	—	34,891,478

Short-Term Investments:
Repurchase Agreements	—	26,695,704	—	26,695,704

Investments in Derivatives:
Interest Rate Swaps*	—	(182,814)	—	(182,814)
Total	$1,568,723	$303,067,841	$—	$304,636,564
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $310,674,889.

NUVEEN	9

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$6,817,252
Depreciation	(12,672,763)
Net unrealized appreciation (depreciation) of investments	$(5,855,511)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Borrowings as a percentage of Total Investments is 23.6%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(10)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 11.5%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(12)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(13)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017